SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement Dated July 12, 2005
to the Class A Shares Prospectus Dated January 31, 2005

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for International Equity Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the following paragraphs are hereby added under the sub-section entitled "International Equity Fund":

Fuller & Thaler Asset Management, Inc.: Fuller & Thaler Asset Management, Inc. (Fuller & Thaler), located at 411 Borel Avenue, Suite 402, San Mateo, California 94402, serves as a Sub-Adviser to the International Equity Fund. Joseph S. Leung, CFA, Vice President and Head of International Strategies, manages the portion of the International Equity Fund's assets allocated to Fuller & Thaler. Prior to joining the firm in 2002, Mr. Leung worked for AXA Rosenberg Investment Management Inc., in their U.S. and U.K. offices. Most recently, Mr. Leung served as an executive director on the AXA Rosenberg London Board and was Chief Investment Officer at AXA Rosenberg in London.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the International Equity Fund. James H. Scott, PhD, President, and Margaret S. Stumpp, PhD, Chief Investment Officer, manage the portion of the International Equity Fund's assets allocated to QMA. Mr. Scott and Ms. Stumpp have been with QMA since the firm's formation in 2003. Prior to that, Mr. Scott and Ms. Stumpp were each employed by Prudential Investment Management, Inc. (PIM) for 15 years, most recently as Senior Managing Directors. QMA is a subsidiary of PIM.

There are no changes to the other sub-advisers of the International Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement Dated July 12, 2005
to the Class I Shares Prospectus Dated January 31, 2005

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Advisers for International Equity Fund

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the following paragraphs are hereby added:

Fuller & Thaler Asset Management, Inc.: Fuller & Thaler Asset Management, Inc. (Fuller & Thaler), located at 411 Borel Avenue, Suite 402, San Mateo, California 94402, serves as a Sub-Adviser to the International Equity Fund. Joseph S. Leung, CFA, Vice President and Head of International Strategies, manages the portion of the International Equity Fund's assets allocated to Fuller & Thaler. Prior to joining the firm in 2002, Mr. Leung worked for AXA Rosenberg Investment Management Inc., in their U.S. and U.K. offices. Most recently, Mr. Leung served as an executive director on the AXA Rosenberg London Board and was Chief Investment Officer at AXA Rosenberg in London.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the International Equity Fund. James H. Scott, PhD, President, and Margaret S. Stumpp, PhD, Chief Investment Officer, manage the portion of the International Equity Fund's assets allocated to QMA. Mr. Scott and Ms. Stumpp have been with QMA since the firm's formation in 2003. Prior to that, Mr. Scott and Ms. Stumpp were each employed by Prudential Investment Management, Inc. (PIM) for 15 years, most recently as Senior Managing Directors. QMA is a subsidiary of PIM.

There are no changes to the other sub-advisers of the International Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement Dated July 12, 2005
to the Statement of Additional Information ("SAI") Dated January 31, 2005

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Change in Sub-Advisers for the International Equity Fund

The SAI is hereby amended and supplemented to reflect the following changes in portfolio management of the International Equity Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the following paragraphs are hereby added:

Fuller & Thaler Asset Management, Inc.

Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler") serves as a sub-adviser to a portion of the assets of the International Equity Fund. Fuller & Thaler is 63.20% owned by Russel J. Fuller, President of Fuller & Thaler. Fuller & Thaler was founded in 1993.

Quantitative Management Associates LLC

Quantitative Management Associates LLC ("QMA") serves as a sub-adviser to a portion of the assets of the International Equity Fund. QMA is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., a wholly-owned subsidiary of Prudential Asset Management Holding Company, Inc., which in turn is wholly-owned by Prudential Financial, Inc. QMA is a New Jersey limited liability company formed in 2003.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE